EARNINGS OR LOSS PER SHARE - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss for the year	$ (135,112)	$ (114,276)
Weighted average number of shares on issue - basic	282,331,106	263,122,252
Weighted average number of shares on issue - diluted	282,331,106	263,122,252
Loss per share - basic (in dollars per share)	$ (0.48)	$ (0.43)
Loss per share - diluted (in dollars per share)	$ (0.48)	$ (0.43)